Document and Entity Information	Sep. 16, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	PERKINELMER INC
Amendment Flag	true
Entity Central Index Key	0000031791
Document Type	8-K/A
Document Period End Date	Sep. 16, 2021
Entity Incorporation State Country Code	MA
Entity File Number	001-05075
Entity Tax Identification Number	04-2052042
Entity Address, Address Line One	940 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	663-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On September 21, 2021, PerkinElmer, Inc. (the “Company”) filed a Current Report on Form 8-K reporting that on September 17, 2021 the Company, through its direct, wholly owned subsidiaries, Burton Acquisition I, Inc. (“Merger Sub I”) and Burton Acquisition II, Inc. (together with Merger Sub I, the “Merger Subs”), completed its acquisition of BioLegend, Inc. (“BioLegend”) pursuant to the Agreement and Plan of Merger dated as of July 25, 2021 (the “Merger Agreement”) by and among the Company, the Merger Subs, BioLegend and Gene Lay, solely in his capacity as the stockholder representative thereunder. This Current Report on Form 8-K/A amends the original Form 8-K to provide the historical financial statements of BioLegend required under Item 9.01(a) and the pro forma financial information required under Item 9.01(b).
Commonstock 1parvaluepershare [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	PKI
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2026
Trading Symbol	PKI 21A
Security Exchange Name	NYSE